Note 9 - Equity Financings	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Equity Financing [Text Block]
Note
9
. Equity Financings

In
October
2015,
we entered into Stock Purchase Agreements (the “Purchase Agreements”) with each of Acuitas, Shamus, and Steve Gorlin, pursuant to which the Company received gross proceeds of
$2.0
million for the sale of approximately
6.7
million shares of the Company’s common stock, at a purchase price of
$0.30
per share.

In
September
2015,
we entered into a Stock Purchase Agreement with Acuitas, relating to the sale and issuance of approximately
1.5
million shares of common stock for gross proceeds of
$463,000
(the
“September
Offering”). In
May
2015,
we entered into the Exchange Agreements whereby
21,277,220
warrants, at an exercise price of
$0.58
per shares, issued by the Company between
December
2011
and
May
2014,
were exchanged for
21,277,220
shares of common stock to eliminate the liability associated with these warrants.

In
December
2014,
we entered into the securities purchase agreements (the
“December
Agreements”) with several investors, including Acuitas, and Steve Gorlin, an affiliate of the Company, relating to the sale and issuance of an aggregate of
550,000
shares of common for aggregate gross proceeds of approximately
$1.1
million.

In
September
2014,
we entered into securities purchase agreements (the
“September
Agreements”) with several investors, relating to the sale and issuance of an aggregate of
750,000
shares of common stock for aggregate gross proceeds of approximately
$1.5
million (the
“September
Offering”).

In
May
2014,
we entered into the
May
Agreements with several investors, including Acuitas and Shamus, relating to the sale and issuance of an aggregate of
2,586,210
shares of common stock and warrants to purchase an aggregate of
2,586,210
shares of common stock at an exercise price of
$0.58
per share for aggregate gross proceeds of approximately
$1.5
million. The
May
Agreements provide that in the event that we effectuate a Reverse Split and the VWAP period declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that we shall issue the Adjustment Shares to the investors.

In
January
2014,
we entered into the
January
Agreements with several investors, including Acuitas, relating to the sale and issuance of an aggregate of
1,724,141
shares of common stock and warrants to purchase an aggregate of
1,724,141
shares of common stock at an exercise price of
$0.58
per share for aggregate gross proceeds of approximately
$1.0
million. The
January
Agreements provide that in the event that we effectuate a Reverse Split and the VWAP period declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that we shall issue the Adjustment Shares to the investors.